Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets, Net
INTANGIBLE ASSETS, NET

Computer software
US$ in millions
At January 1, 2017
Cost	$79
Accumulated amortization	(44)
At January 1, 2017	$35
Year ended December 31, 2017
Opening net book amount	$35
Additions	9
Amortization	(10)
Closing net book amount	$34
At December 31, 2017
Cost	$88
Accumulated amortization	(54)
At December 31, 2017	$34
Year ended December 31, 2018
Opening net book amount	$34
Additions	24
Amortization	(12)
Closing net book amount	$46
At December 31, 2018
Cost	$112
Accumulated amortization	(66)
At December 31, 2018	$46